Fair Value of Financial Assets and Liabilities - Schedule of Fair Values and Fair Value Accounting Hierarchy (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair values and fair value accounting hierarchy [Abstract]
Carrying amount, total financial assets	S/ 247,361	S/ 233,527
Fair value, total financial assets	247,361	233,527
Carrying amount, total financial liabilities	1,735,242	1,804,537
Fair value, total financial liabilities	1,699,974	1,695,512
Trade and Other Payables [Member] | Level 2 [Member]
Fair values and fair value accounting hierarchy [Abstract]
Carrying amount, total financial liabilities	242,051	231,511
Fair value, total financial liabilities	242,051	231,511
Senior Notes [Member] | Level 1 [Member]
Fair values and fair value accounting hierarchy [Abstract]
Carrying amount, total financial liabilities	569,303	569,192
Fair value, total financial liabilities	541,508	532,987
Promissory Notes [Member] | Level 2 [Member]
Fair values and fair value accounting hierarchy [Abstract]
Carrying amount, total financial liabilities	923,888	1,003,834
Fair value, total financial liabilities	916,415	931,014
Cash and Cash Equivalents [Member] | Level 1 [Member]
Fair values and fair value accounting hierarchy [Abstract]
Carrying amount, total financial assets	72,723	90,193
Fair value, total financial assets	72,723	90,193
Trade and Other Receivables [Member] | Level 2 [Member]
Fair values and fair value accounting hierarchy [Abstract]
Carrying amount, total financial assets	174,399	143,085
Fair value, total financial assets	174,399	143,085
Other Financial Instruments [Member] | Level 2 [Member]
Fair values and fair value accounting hierarchy [Abstract]
Carrying amount, total financial assets	239	249
Fair value, total financial assets	S/ 239	S/ 249